Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net, consist of the following:

	As of December 31,
	2024	2025
	USD	USD
Accounts receivable associated with prepaid payment network services	$482,238	$578,427
Less: Allowance for credit losses	(430,348)	(503,353)
Accounts receivable, net	$51,890	$75,074

Schedule of Allowance for Credit Losses	Allowance for credit losses of accounts movement:
	For the years ended December 31,
	2024	2025
Beginning balance	$194,252	$430,348
Additions	236,096	73,005
Ending balance	$430,348	$503,353